Related Party Balance and Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Balance and Transactions (Details) [Line Items]
Annual interest rate percentage	4.35%
Total revenue (in Dollars)	$ 10,265,136	$ 5,441,958
Vice Chairman [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage	7.49%
Shanghai Hui Yang Investment Co [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage	9.6451%
Mr. Sousheng Guo [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage	3.00%
Zhuhai Investment [Member]
Related Party Balance and Transactions (Details) [Line Items]
Rental fee (in Dollars)	$ 67,041	$ 43,614
Mr. Sousheng Guo [Member]
Related Party Balance and Transactions (Details) [Line Items]
Total revenue (in Dollars)	$ 205